Form N-CSR Cover	12 Months Ended
Jul. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	This N-CSR filing is amended to include the Report of Independent Registered Public Accountants.
Registrant Name	Viking Mutual Funds
Entity Central Index Key	0001082744
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024